Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable
The table below contains information about Southwest’s gas utility customer accounts receivable balance (net of allowance) at December 31, 2022 and 2021:

	December 31,
(Thousands of dollars)	2022	2021
Gas utility customer accounts receivable balance	$225,317	$169,114

Schedule of Percent of Customers by State
The following table represents the percentage of customers in each of Southwest’s three states at December 31, 2022, which was consistent with the prior year:

Percent of customers by state:
Arizona	54%
Nevada	37%
California	9%

Schedule of Allowance for Uncollectibles
Southwest activity in the allowance account for uncollectibles is summarized as follows:

(Thousands of dollars)	Allowance for Uncollectibles
Balance, December 31, 2019	$2,095
Additions charged to expense	4,693
Accounts written off, less recoveries	(2,454)
Balance, December 31, 2020	4,334
Additions charged to expense	5,415
Accounts written off, less recoveries	(6,490)
Balance, December 31, 2021	3,259
Additions charged to expense	12,707
Accounts written off, less recoveries	(11,136)
Balance, December 31, 2022	$4,830